INDEX FUNDS S&P 500® EQUAL WEIGHT
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)

COMMON STOCKS — 98.79%	Shares	Fair Value

Communications — 4.74%
Activision Blizzard, Inc.	1,288	$ 119,591
Alphabet, Inc., Class A(a)	31	54,332
Alphabet, Inc., Class C(a)	30	52,556
AT&T, Inc.	3,474	99,912
Booking Holdings, Inc.(a)	52	115,818
CenturyLink, Inc.	10,573	103,087
Charter Communications, Inc., Class A(a)	165	109,156
Comcast Corp., Class A	2,115	110,826
Discovery Communications, Inc., Series C(a)	2,663	69,744
Discovery, Inc., Series A(a)	1,378	41,464
DISH Network Corp., Class A(a)	2,992	96,761
Electronic Arts, Inc.	793	113,875
Expedia, Inc.	876	115,983
Facebook, Inc., Class A(a)	394	107,625
Fox Corp., Class A	2,540	73,965
Fox Corp., Class B	1,158	33,443
Interpublic Group of Cos., Inc.	4,504	105,934
Netflix, Inc.(a)	214	115,716
News Corp., Class A	4,575	82,212
News Corp., Class B	1,432	25,447
Omnicom Group, Inc.	1,668	104,033
Take-Two Interactive Software, Inc.(a)	566	117,609
T-Mobile US, Inc.(a)	821	110,712
Twitter, Inc.(a)	2,094	113,390
VeriSign, Inc.(a)	513	111,013
Verizon Communications, Inc.	1,785	104,869
ViacomCBS, Inc., Class B	3,026	112,749
Walt Disney Co. (The)	613	111,063
		2,632,885
Consumer Discretionary — 11.75%
Advance Auto Parts, Inc.	683	107,579
Amazon.com, Inc.(a)	35	113,993
Aptiv PLC	881	114,785
AutoZone, Inc.(a)	93	110,246
Best Buy Co., Inc.	1,071	106,875
BorgWarner, Inc.	2,950	113,988
CarMax, Inc.(a)	1,147	108,346
Carnival Corporation	5,053	109,448

See Notes to Schedule of Investments.

Chipotle Mexican Grill, Inc.(a)	83	115,097
Copart, Inc.(a)	921	117,197
D.R. Horton, Inc.	1,541	106,206
Darden Restaurants, Inc.	956	113,879
Domino's Pizza, Inc.	281	107,752
eBay, Inc.	2,193	110,198
Etsy, Inc.(a)	634	112,795
Ford Motor Co.	11,945	104,997
Fortune Brands Home & Security, Inc.	1,294	110,922
Gap, Inc./The	5,167	104,322
General Motors Co.	2,570	107,015
Genuine Parts Co.	1,110	111,477
Hanesbrands, Inc.	7,718	112,528
Hasbro, Inc.	1,211	113,277
Hilton Worldwide Holdings, Inc.	1,029	114,487
Home Depot, Inc. (The)	407	108,107
L Brands, Inc.	2,725	101,343
Las Vegas Sands Corp.	1,899	113,180
Leggett & Platt, Inc.	2,617	115,933
Lennar Corporation, Class A	1,481	112,897
Live Nation Entertainment, Inc.(a)	1,519	111,616
LKQ Corp.(a)	2,939	103,570
Lowe's Cos., Inc.	683	109,628
Marriott International, Inc., Class A	838	110,549
Masco Corp.	1,982	108,871
McDonald's Corp.	519	111,367
MGM Resorts International	3,570	112,491
Mohawk Industries, Inc.(a)	800	112,760
Newell Brands, Inc.	5,253	111,521
NIKE, Inc., Class B	784	110,912
Norwegian Cruise Lines Holdings Ltd.(a)	4,064	103,348
NVR, Inc.(a)	27	110,156
O'Reilly Automotive, Inc.(a)	241	109,069
Pool Corp.	319	118,828
PulteGroup, Inc.	2,544	109,697
PVH Corp.	1,142	107,222
Ralph Lauren Corp.	1,063	110,276
Ross Stores, Inc.	955	117,284
Royal Caribbean Cruises Ltd.	1,409	105,238
Starbucks Corporation	1,046	111,901
Tapestry, Inc.	3,673	114,157
Tesla, Inc.(a)	177	124,903
Tiffany & Co.	821	107,920
TJX Cos., Inc. (The)	1,631	111,381
Tractor Supply Co.	777	109,231

See Notes to Schedule of Investments.

Ulta Beauty, Inc.(a)	406	116,587
Under Amour, Inc., Class A(a)	3,290	56,489
Under Armour Inc, Class C(a)	3,394	50,503
VF Corp.	1,243	106,165
Whirlpool Corp.	586	105,767
Wynn Resorts Ltd.	971	109,558
Yum! Brands, Inc.	1,017	110,406
		6,528,240
Consumer Staples — 6.84%
Altria Group, Inc.	2,506	102,746
Archer-Daniels-Midland Co.	2,163	109,037
Brown-Forman Corp., Class B	1,411	112,076
Campbell Soup Co.	2,282	110,335
Church & Dwight Co., Inc.	1,255	109,474
Clorox Co./The	534	107,825
Coca-Cola Co. (The)	2,019	110,722
Colgate-Palmolive Co.	1,272	108,769
ConAgra Foods, Inc.	3,048	110,519
Constellation Brands, Inc., Class A	525	115,000
Costco Wholesale Corp.	287	108,136
Dollar General Corp.	521	109,566
Dollar Tree, Inc.(a)	1,011	109,228
Estee Lauder Cos, Inc./The, Class A	438	116,592
General Mills, Inc.	1,816	106,781
Hershey Co. (The)	723	110,135
Hormel Foods Corp.	2,283	106,411
J.M. Smucker Co. (The)	935	108,086
Kellogg Co.	1,735	107,969
Kimberly-Clark Corp.	792	106,785
Kraft Heinz Co. (The)	3,162	109,595
Kroger Co. (The)	3,438	109,191
Lamb Weston Holdings, Inc.	1,394	109,764
McCormick & Co., Inc./ MD, Non-Voting Shares	1,153	110,227
Molson Coors Brewing Co., Class B	2,278	102,943
Mondelez International, Inc., Class A	1,877	109,748
Monster Beverage Corp.(a)	1,224	113,196
PepsiCo, Inc.	743	110,187
Philip Morris International, Inc.	1,268	104,978
Procter & Gamble Co. (The)	789	109,781
Sysco Corp.	1,420	105,449
Target Corp.	627	110,684
Tyson Foods, Inc., Class A	1,555	100,204
Walgreens Boots Alliance, Inc.	2,594	103,449
Wal-Mart Stores, Inc.	733	105,662
		3,801,250

See Notes to Schedule of Investments.

Energy — 4.55%
Apache Corp.	6,692	94,959
Baker Hughes a GE Co.	4,753	99,100
Cabot Oil & Gas Corp.	6,338	103,183
Chevron Corp.	1,165	98,384
Concho Resources, Inc.	1,703	99,370
ConocoPhillips	2,478	99,095
Devon Energy Corp.	6,667	105,405
Diamondback Energy, Inc.	2,150	104,060
EOG Resources, Inc.	2,010	100,239
Exxon Mobil Corp.	2,460	101,401
Halliburton Co.	5,433	102,684
Hess Corp.	1,903	100,459
HollyFrontier Corp.	3,921	101,358
Kinder Morgan, Inc.	7,304	99,846
Marathon Oil Corp.	15,261	101,791
Marathon Petroleum Corp.	2,511	103,855
National Oilwell Varco, Inc.	7,524	103,305
Occidental Petroleum Corp.	5,157	89,268
ONEOK, Inc.	2,592	99,481
Phillips 66	1,550	108,407
Pioneer Natural Resources Co.	932	106,145
Schlumberger Ltd.	4,697	102,536
TechnipFMC PLC	11,142	104,734
Valero Energy Corp.	1,825	103,240
Williams Cos, Inc./The	4,913	98,506
		2,530,811
Financials — 12.23%
Aflac, Inc.	2,403	106,861
Allstate Corp.	1,032	113,448
American Express Co.	896	108,335
American International Group, Inc.	2,778	105,175
Ameriprise Financial, Inc.	562	109,213
Aon PLC, Class A	528	111,551
Arthur J Gallagher & Co.	898	111,092
Assurant, Inc.	815	111,019
Bank of America Corp.	3,771	114,299
Bank of New York Mellon Corp. (The)	2,677	113,612
Berkshire Hathaway, Inc., Class B(a)	476	110,370
BlackRock, Inc.	155	111,839
Capital One Financial Corp.	1,169	115,556
Cboe Global Markets, Inc.	1,253	116,679
Charles Schwab Corp. (The)	2,180	115,627
Chubb Ltd.	701	107,898
Cincinnati Financial Corp.	1,344	117,426

See Notes to Schedule of Investments.

Citigroup, Inc.	1,828	112,714
Citizens Financial Group, Inc.	3,046	108,925
CME Group, Inc.	598	108,866
Comerica, Inc.	2,045	114,234
Discover Financial Services	1,291	116,874
Everest Re Group Ltd.	465	108,852
Fifth Third Bancorp	3,941	108,653
First Republic Bank	831	122,098
Franklin Resources, Inc.	4,428	110,656
Globe Life, Inc.	1,150	109,204
Goldman Sachs Group, Inc. (The)	449	118,407
Hartford Financial Services Group, Inc. (The)	2,330	114,124
Huntington Bancshares, Inc.	8,333	105,246
Intercontinental Exchange, Inc.	990	114,137
Invesco Ltd.	6,032	105,138
JPMorgan Chase & Co.	901	114,490
KeyCorp	6,802	111,621
Lincoln National Corp.	2,099	105,601
Loews Corp.	2,468	111,109
M&T Bank Corp.	856	108,969
Marsh & McLennan Cos., Inc.	933	109,161
MetLife, Inc.	2,283	107,187
Morgan Stanley	1,702	116,638
Nasdaq, Inc.	857	113,758
Northern Trust Corp.	1,196	111,395
People's United Financial, Inc.	8,275	106,996
PNC Financial Services Group, Inc.	750	111,750
Principal Financial Group, Inc.	2,209	109,588
Progressive Corp./The	1,141	112,822
Prudential Financial, Inc.	1,371	107,034
Raymond James Financial, Inc.	1,167	111,647
Regions Financial Corp.	6,933	111,760
State Street Corp.	1,480	107,714
SVB Financial Group(a)	308	119,452
Synchrony Financial	3,339	115,897
T. Rowe Price Group, Inc.	711	107,638
Travelers Companies, Inc. (The)	798	112,015
Truist Financial Corp.	2,292	109,856
U.S. Bancorp	2,350	109,487
Unum Group	4,630	106,212
W.R. Berkley Corp.	1,663	110,456
Wells Fargo & Co.	3,705	111,817
Willis Towers Watson PLC	527	111,028
Zions Bancorporation	2,585	112,292
		6,793,518

See Notes to Schedule of Investments.

Health Care — 12.42%
Abbott Laboratories	1,007	110,256
AbbVie, Inc.	1,013	108,543
ABIOMED, Inc.(a)	417	135,192
Agilent Technologies, Inc.	909	107,707
Alexion Pharmaceuticals, Inc.(a)	891	139,209
Align Technology, Inc.(a)	212	113,289
AmerisourceBergen Corp.	1,099	107,438
Amgen, Inc.	474	108,982
Anthem, Inc.	346	111,097
Baxter International, Inc.	1,358	108,966
Becton, Dickinson and Co.	444	111,098
Biogen, Inc.(a)	446	109,208
Bio-Rad Laboratories, Inc., Class A(a)	190	110,759
Boston Scientific Corp.(a)	3,207	115,292
Bristol-Myers Squibb Co.	1,774	110,041
Cardinal Health, Inc.	1,985	106,317
Catalent, Inc.(a)	1,131	117,703
Centene Corp.(a)	1,775	106,553
Cigna Corp.	515	107,213
Cooper Cos., Inc. (The)	318	115,536
CVS Health Corp.	1,505	102,792
Danaher Corp.	482	107,071
DaVita, Inc.(a)	995	116,813
Dentsply Sirona, Inc.	2,034	106,500
DexCom, Inc.(a)	310	114,613
Edwards LifeSciences Corp.(a)	1,280	116,774
Eli Lilly & Co.	673	113,629
Gilead Sciences, Inc.	1,773	103,295
HCA Healthcare, Inc.	684	112,491
Henry Schein, Inc.(a)	1,540	102,964
Hologic, Inc.(a)	1,450	105,604
Humana, Inc.	275	112,824
IDEXX Laboratories, Inc.(a)	236	117,969
Illumina, Inc.(a)	315	116,550
Incyte Corp.(a)	1,325	115,249
Intuitive Surgical, Inc.(a)	142	116,170
IQVIA Holdings, Inc.(a)	642	115,027
Johnson & Johnson	704	110,796
Laboratory Corp of America Holdings(a)	528	107,474
McKesson Corp.	617	107,309
Medtronic PLC	959	112,337
Merck & Co., Inc.	1,299	106,258
Mettler-Toledo International, Inc.(a)	94	107,130
PerkinElmer, Inc.	738	105,903

See Notes to Schedule of Investments.

Perrigo Co. PLC	2,254	100,799
Pfizer, Inc.	2,620	96,442
Quest Diagnostics, Inc.	883	105,227
Regeneron Pharmaceuticals, Inc.(a)	225	108,700
ResMed, Inc.	527	112,019
STERIS PLC	579	109,744
Stryker Corp.	464	113,699
Teleflex, Inc.	281	115,651
Thermo Fisher Scientific, Inc.	229	106,664
UnitedHealth Group, Inc.	320	112,218
Universal Health Services, Inc., Class B	814	111,925
Varian Medical Systems, Inc.(a)	617	107,981
Vertex Pharmaceuticals, Inc.(a)	481	113,680
Viatris, Inc.(a)	6,213	116,431
Waters Corp.(a)	448	110,844
West Pharmaceutical Services, Inc.	408	115,590
Zimmer Biomet Holdings, Inc.	760	117,108
Zoetis, Inc.	675	111,713
		6,900,376
Industrials — 13.66%
3M Co.	619	108,195
A.O. Smith Corp.	1,912	104,816
Alaska Air Group, Inc.	2,160	112,320
Allegion PLC	983	114,402
American Airlines Group, Inc.	6,319	99,651
AMETEK, Inc.	910	110,055
Amphenol Corp., Class A	822	107,493
Boeing Co. (The)	468	100,180
Carrier Global Corp.	2,899	109,350
Caterpillar, Inc.	601	109,394
CH Robinson Worldwide, Inc.	1,156	108,514
Cintas Corporation	309	109,219
CSX Corp.	1,191	108,083
Cummins, Inc.	493	111,960
Deere & Co.	421	113,271
Delta Air Lines, Inc.	2,581	103,782
Dover Corp.	888	112,111
Eaton Corp. PLC	932	111,970
Emerson Electric Co.	1,307	105,044
Expeditors International of Washington, Inc.	1,191	113,277
Fastenal Co.	2,189	106,889
FedEx Corporation	372	96,579
Flowserve Corp.	2,905	107,049
Fortive Corp.	1,572	111,329
General Dynamics Corp.	712	105,960

See Notes to Schedule of Investments.

General Electric Co.	9,654	104,263
Honeywell International, Inc.	502	106,775
Howmet Aerospace Inc.(a)	4,076	116,330
Huntington Ingalls Industries, Inc.	606	103,311
IDEX Corp.	558	111,154
Illinois Tool Works, Inc.	529	107,853
Ingersoll Rand, Inc.(a)	2,431	110,756
Jacobs Engineering Group, Inc.	992	108,088
JB Hunt Transport Services, Inc.	776	106,040
Johnson Controls International PLC	2,365	110,185
Kansas City Southern	548	111,863
Keysight Technologies, Inc.(a)	853	112,673
L3 Harris Technologies, Inc.	570	107,741
Lockheed Martin Corp.	298	105,784
Norfolk Southern Corp.	458	108,825
Northrop Grumman Corp.	358	109,090
Old Dominion Freight Line, Inc.	537	104,812
Otis Worldwide Corp.	1,691	114,227
PACCAR, Inc.	1,261	108,799
Parker-Hannifin Corp.	392	106,785
Pentair PLC	2,094	111,170
Quanta Services, Inc.	1,495	107,670
Raytheon Technologies Corp.	1,478	105,692
Republic Services, Inc.	1,134	109,204
Robert Half International, Inc.	1,678	104,841
Rockwell Automation, Inc.	437	109,604
Rollins, Inc.	2,938	114,788
Roper Technologies, Inc.	256	110,359
Snap-on, Inc.	596	101,999
Southwest Airlines Co.	2,348	109,440
Stanley Black & Decker, Inc.	615	109,814
TE Connectivity Ltd.	912	110,416
Teledyne Technologies, Inc.(a)	278	108,970
Textron, Inc.	2,262	109,322
Trane Technologies PLC	770	111,773
Transdigm Group, Inc.	179	110,774
Union Pacific Corp.	531	110,565
United Airlines Holdings, Inc.(a)	2,228	96,361
United Parcel Service, Inc., Class B	640	107,776
United Rentals, Inc.(a)	448	103,896
Vontier Corp.(a)	3,455	115,397
W.W. Grainger, Inc.	267	109,026
Wabtec Corp.	1,439	105,335
Waste Management, Inc.	934	110,147

See Notes to Schedule of Investments.

Xylem, Inc.	1,094	111,358
		7,591,944
Materials — 5.53%
Air Products & Chemicals, Inc.	403	110,108
Albemarle Corp.	777	114,623
Amcor PLC	9,418	110,849
Avery Dennison Corp.	718	111,369
Ball Corp.	1,164	108,462
Celanese Corp.	822	106,811
CF Industries Holdings, Inc.	2,737	105,949
Corteva, Inc.	2,806	108,648
Dow, Inc.	1,995	110,723
DuPont de Nemours, Inc.	1,623	115,413
Eastman Chemical Co.	1,051	105,394
Ecolab, Inc.	487	105,367
FMC Corp.	925	106,310
Freeport-McMoRan, Inc.	4,378	113,915
International Flavors & Fragrances, Inc.	970	105,575
International Paper Co.	2,216	110,180
Linde Public Limited Company	432	113,836
Lyondellbasell Industries NV, A	1,217	111,550
Martin Marietta Materials, Inc.	403	114,440
Mosaic Co./The	4,847	111,529
Newmont Goldcorp Corp.	1,830	109,599
Nucor Corp.	1,902	101,167
Packaging Corp. of America	795	109,638
PPG Industries, Inc.	754	108,742
Sealed Air Corp.	2,407	110,217
Sherwin-Williams Co. (The)	150	110,237
Vulcan Materials Company	776	115,088
WestRock Co.	2,475	107,737
		3,073,476
Real Estate — 5.86%
Alexandria Real Estate Equities, Inc.	624	111,209
American Tower Corp., A	490	109,985
AvalonBay Communities, Inc.	664	106,526
Boston Properties, Inc.	1,078	101,903
CBRE Group, Inc., Class A(a)	1,629	102,171
Crown Castle International Corp.	683	108,727
Digital Realty Trust, Inc.	827	115,374
Duke Realty Corp.	2,810	112,316
Equinix, Inc.	156	111,412
Equity Residential	1,828	108,364
Essex Property Trust, Inc.	442	104,940
Extra Space Storage, Inc.	976	113,079

See Notes to Schedule of Investments.

Federal Realty Investment Trust	1,195	101,718
Healthpeak Properties, Inc.	3,673	111,035
Host Hotels & Resorts, Inc.	7,425	108,628
Iron Mountain, Inc.	3,546	104,536
Kimco Realty Corp.	7,304	109,633
Mid-America Apartment Communities, Inc.	886	112,247
Prologis, Inc.	1,107	110,324
Public Storage	490	113,155
Realty Income Corp.	1,782	110,787
Regency Centers Corp.	2,288	104,310
SBA Communications Corp., A	391	110,313
Simon Property Group, Inc.	1,226	104,553
SL Green Realty Corp.	1,815	108,138
UDR, Inc.	2,825	108,565
Ventas, Inc.	2,197	107,741
Vornado Realty Trust	2,777	103,693
Welltower, Inc.	1,677	108,368
Weyerhaeuser Co.	3,367	112,896
		3,256,646
Technology — 15.71%
Accenture PLC, A	438	114,410
Adobe Systems, Inc.(a)	226	113,027
Advanced Micro Devices, Inc.(a)	1,176	107,851
Akamai Technologies, Inc.(a)	1,041	109,295
Analog Devices, Inc.	763	112,718
ANSYS, Inc.(a)	321	116,780
Apple, Inc.	880	116,767
Applied Materials, Inc.	1,220	105,286
Arista Networks, Inc.(a)	388	112,741
Autodesk, Inc.(a)	385	117,556
Automatic Data Processing, Inc.	621	109,420
Broadcom, Inc.	265	116,030
Broadridge Financial Solutions, Inc.	730	111,836
Cadence Design Systems, Inc.(a)	909	124,014
CDW Corp.	824	108,595
Cerner Corporation	1,446	113,482
Cisco Systems, Inc.	2,431	108,787
Citrix Systems, Inc.	825	107,333
Cognizant Technology Solutions Corp., A	1,372	112,435
Corning, Inc.	3,023	108,828
DXC Technology Co.	4,502	115,927
Equifax, Inc.	573	110,497
F5 Networks, Inc.(a)	625	109,963
Fidelity National Information Services, Inc.	729	103,124
Fiserv, Inc.(a)	938	106,801

See Notes to Schedule of Investments.

FleetCor Technologies, Inc.(a)	394	107,495
FLIR Systems, Inc.	2,574	112,818
Fortinet, Inc.(a)	839	124,616
Garmin Ltd.	906	108,412
Gartner, Inc.(a)	696	111,492
Global Payments, Inc.	561	120,851
Hewlett Packard Enterprise Co.	8,986	106,484
HP, Inc.	4,662	114,639
IHS Markit Ltd.	1,206	108,335
Intel Corp.	2,167	107,960
International Business Machines Corp.	867	109,138
Intuit, Inc.	296	112,436
IPG Photonics Corp.(a)	515	115,252
Jack Henry & Associates, Inc.	691	111,935
Juniper Networks, Inc.	4,915	110,637
KLA Corp.	418	108,224
Lam Research Corp.	219	103,427
Leidos Holdings, Inc.	1,022	107,433
MarketAxess Holdings, Inc.	197	112,400
MasterCard, Inc., Class A	329	117,433
Maxim Integrated Products, Inc.	1,279	113,383
Microchip Technology, Inc.	766	105,792
Micron Technology, Inc.(a)	1,528	114,875
Microsoft Corp.	505	112,322
Moody's Corp.	392	113,774
Motorola Solutions, Inc.	640	108,838
MSCI, Inc.	257	114,758
NetApp, Inc.	1,743	115,456
Nielsen Holdings PLC	5,641	117,728
NortonLifeLock, Inc.	5,500	114,290
NVIDIA Corporation	207	108,095
Oracle Corp.	1,778	115,019
Paychex, Inc.	1,173	109,300
Paycom Software, Inc.(a)	254	114,872
PayPal Holdings, Inc.(a)	503	117,803
Qorvo, Inc.(a)	706	117,387
QUALCOMM, Inc.	747	113,798
S&P Global, Inc.	332	109,138
salesforce.com, Inc.(a)	484	107,705
Seagate Technology PLC	1,664	103,434
ServiceNow, Inc.(a)	200	110,086
Skyworks Solutions, Inc.	774	118,330
Synopsys, Inc.(a)	456	118,213
Teradyne, Inc.	934	111,977
Texas Instruments, Inc.	671	110,131

See Notes to Schedule of Investments.

Tyler Technologies, Inc.(a)	239	104,328
Verisk Analytics, Inc.	555	115,212
Visa, Inc., Class A	522	114,177
Western Digital Corp.	2,109	116,819
Western Union Co. (The)	4,869	106,826
Xerox Holdings Corporation	4,734	109,781
Xilinx, Inc.	749	106,186
Zebra Technologies Corp., A(a)	285	109,534
		8,724,287
Utilities — 5.50%
AES Corp.	5,094	119,709
Alliant Energy Corp.	2,084	107,389
Ameren Corp.	1,391	108,581
American Electric Power Co., Inc.	1,302	108,418
American Water Works Co., Inc.	727	111,572
Atmos Energy Corp.	1,088	103,828
CenterPoint Energy, Inc.	4,954	107,205
CMS Energy Corp.	1,814	110,672
Consolidated Edison, Inc.	1,473	106,454
Dominion Energy, Inc.	1,438	108,138
DTE Energy Co.	861	104,534
Duke Energy Corp.	1,177	107,766
Edison International	1,716	107,799
Entergy Corp.	1,048	104,632
Evergy, Inc.	1,954	108,467
Eversource Energy	1,256	108,657
Exelon Corp.	2,616	110,448
FirstEnergy Corp.	3,546	108,543
NextEra Energy, Inc.	1,460	112,639
Nisource, Inc.	4,707	107,979
NRG Energy, Inc.	3,247	121,924
Pinnacle West Capital Corp.	1,351	108,012
PPL Corp.	3,837	108,203
Public Service Enterprise Group, Inc.	1,908	111,236
Sempra Energy	842	107,279
Southern Co./The	1,783	109,530
WEC Energy Group, Inc.	1,168	107,491
Xcel Energy, Inc.	1,658	110,539
		3,057,644

Total Common Stocks (Cost $38,083,083)		54,891,077

See Notes to Schedule of Investments.

EXCHANGE-TRADED FUNDS — 1.17%	Shares	Fair Value

Equity — 1.17%
SPDR S&P 500 ETF Trust	1,740	650,551

Total Exchange-Traded Funds (Cost $644,259)		650,551

Total Investments — 99.96% (Cost $38,727,342)		55,541,628

Other Assets in Excess of Liabilities — 0.04%		24,526

NET ASSETS — 100.00%		$ 55,566,154

(a)	Non-income producing security.

As of December 31, 2020, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Gross unrealized appreciation	$ 15,251,439
Gross unrealized depreciation	(317,458)
Net unrealized appreciation/(depreciation) on investments	$ 14,933,981
Tax cost of investments	$ 40,607,647

See Notes to Schedule of Investments.

Index Funds S&P 500® Equal Weight

Related Notes to the Schedule of Investments

December 31, 2020

(Unaudited)

The Index Funds S&P 500® Equal Weight (the “Fund”) is a separate series of Index Funds, an open-end management investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees (the “Board”). The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of December 31, 2020, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1— Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2— Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3— Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace,

Index Funds S&P 500® Equal Weight

Related Notes to the Schedule of Investments - continued

December 31, 2020

(Unaudited)

the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2020, maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2020:

Valuation Inputs
	Level 1	Level 2	Level 3	Total

Assets
Common Stocks(a)	$ 54,891,077	$ -	$ -	$ 54,891,077
Exchange-Traded Funds	650,551	-	-	650,551
Total	$ 55,541,628	$ -	$ -	$ 55,541,628

(a)	Refer to the schedule of investments for sector classifications

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.